Prepaid Expenses - Detailed Information about Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current prepayments [abstract]
Prepaid taxes	$ 38,672	$ 39,153
Prepaid commissions	5,297	4,649
Prepaid rent	7,479	6,707
Prepaid insurance	207	772
Prepaid other	19,896	33,524
Total prepaid expenses	71,551	84,805
Current	45,421	58,407
Non-current	26,130	26,398
Prepaid expenses	$ 71,551	$ 84,805